Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
Brown-Forman Corporation Savings Plan
Plan #006 EIN #61-0143150
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value
Collective Trust Funds
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend Income Fund		$2,128,044
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2025 Fund		10,079,571
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2030 Fund		14,932,248
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2035 Fund		20,464,201
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2040 Fund		28,491,172
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2045 Fund		29,930,216
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2050 Fund		53,877,824
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2055 Fund		14,302,081
JP Morgan Chase Bank, N.A.	SmartRetirement Passive Blend 2060 Fund		9,088,844
Janus Henderson Investors	Enterprise Fund Class III		24,119,732
Vanguard Investments	Russell 1000 Growth Index		94,005,796

Pooled Separate Accounts
*Empower Annuity Insurance Company	Core Plus Bond PGIM Fund		26,348,880
*Empower Annuity Insurance Company	Mid Cap Value Robeco Boston Partners		8,266,778
*Empower Annuity Insurance Company	Putnam Stable Value Fund SA		32,285,513

Mutual Funds
American Funds	International Growth and Income Fund		18,695,521
American Funds	Washington Mutual R6		25,340,474
Fidelity Investments	Extended Market Index		40,583,630
Fidelity Investments	International Index		36,289,977
Fidelity Investments	500 Index		102,830,027

Other
* Brown-Forman Corporation	Class B common stock shares		15,950,837
* Notes receivable from participants	Loans, interest rates of 4.25% – 9.50%, various maturities through December 2030, net of deemed distributions of $216,247		3,722,389
			$611,733,755

*	Party-in-interest to the Plan
**	Cost data has been omitted for the assets listed in the above table as the assets were all participant directed.
See report of independent registered public accounting firm.